Financial Highlights - Schedule of condensed financial information for an accumulation unit of the account (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Per Accumulation Unit Data:
Rental income (in dollars per share)	$ 17.757	$ 17.132	$ 16.433	$ 15.538	$ 15.862
Real estate property level expenses and taxes (in dollars per share)	8.548	7.722	7.534	7.319	7.788
Real estate income, net (in dollars per share)	9.209	9.410	8.899	8.219	8.074
Other income (in dollars per share)	6.162	4.762	3.594	3.342	3.459
Total income (in dollars per share)	15.371	14.172	12.493	11.561	11.533
Expense charges (in dollars per share)	3.161	3.318	3.290	3.092	2.880
Investment income, net (in dollars per share)	12.210	10.854	9.203	8.469	8.653
Net realized and unrealized gain on investments and mortgage loans payable (in dollars per share)	6.877	5.839	9.660	18.911	27.868
Net increase in Accumulation Unit Value (in dollars per share)	19.087	16.693	18.863	27.380	36.521
Accumulation Unit Value:
Beginning of period (in dollars per share)	398.329	381.636	362.773	335.393	298.872
End of period (in dollars per share)	$ 417.416	$ 398.329	$ 381.636	$ 362.773	$ 335.393
Total return	4.79%	4.37%	5.20%	8.16%	12.22%
Ratios to Average net Assets:
Expenses	0.76%	0.83%	0.86%	0.86%	0.89%
Investment income, net	2.95%	2.72%	2.41%	2.37%	2.68%
Portfolio turnover rate:
Real estate properties	11.80%	2.70%	1.30%	5.70%	6.50%
Marketable securities	5.10%	5.70%	3.50%	10.00%	15.90%
Accumulation Units outstanding at end of period (millions) (in shares)	60.7	61.3	62.4	60.4	57.9
Net assets end of period (millions)	$ 25,842.6	$ 24,942.6	$ 24,304.7	$ 22,360.0	$ 19,829.0